NATURE OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2014
NATURE OF BUSINESS [Abstract]
Current Fleet
The Company’s current fleet consists of 24 Suezmax crude oil tankers, including two newbuildings, and all of its 22 vessels in operation are employed in the spot market. The Company has entered into preliminary contracts for the construction of two Suezmax vessels expected to be delivered in the third quarter 2016 and first quarter 2017.

Vessel	Yard	Built	Deadweight Tons	Delivered to NAT
Nordic Harrier	Samsung	1997	151,459	August 1997
Nordic Hawk	Samsung	1997	151,475	October 1997
Nordic Hunter	Samsung	1997	151,401	December 1997
Nordic Voyager	Dalian New	1997	149,591	November 2004
Nordic Fighter	Hyundai	1998	153,328	March 2005
Nordic Freedom	Daewoo	2005	159,331	March 2005
Nordic Discovery	Hyundai	1998	153,328	August 2005
Nordic Saturn	Daewoo	1998	157,331	November 2005
Nordic Jupiter	Daewoo	1998	157,411	April 2006
Nordic Moon	Samsung	2002	160,305	November 2006
Nordic Apollo	Samsung	2003	159,998	November 2006
Nordic Cosmos	Samsung	2003	159,999	December 2006
Nordic Sprite	Samsung	1999	147,188	February 2009
Nordic Grace	Hyundai	2002	149,921	July 2009
Nordic Mistral	Hyundai	2002	164,236	November 2009
Nordic Passat	Hyundai	2002	164,274	March 2010
Nordic Vega	Bohai	2010	163,940	December 2010
Nordic Breeze	Samsung	2011	158,597	August 2011
Nordic Aurora	Samsung	1999	147,262	September 2011
Nordic Zenith	Samsung	2011	158,645	November 2011
Nordic Sprinter	Hyundai	2005	159,089	July 2014
Nordic Skier	Hyundai	2005	159,089	August 2014
Newbuild #1	Sungdong			August 2016
Newbuild #2	Sungdong			January 2017